GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
The Company has recorded the following Goodwill on its acquisitions:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2019	14,178
Sale of Columbia Midstream assets	(595)
Foreign exchange rate changes	(696)
Balance at December 31, 2019	12,887
Foreign exchange rate changes	(208)
Balance at December 31, 2020	12,679
As part of the annual goodwill impairment assessment at December 31, 2020, the Company evaluated qualitative factors impacting the fair value of the underlying reporting units. It was determined that it was more likely than not that the fair value of the reporting units exceeded their carrying amounts, including goodwill.
Sale of Columbia Midstream Assets
In August 2019, TC Energy completed the sale of certain Columbia Midstream assets. As these assets constituted a business, and there was goodwill within this reporting unit, $595 million of Columbia's goodwill allocated to these assets was released and netted in the pre-tax gain on sale. The amount released was determined based on the relative fair values of the assets sold and the portion of the reporting unit retained. The fair value of the reporting unit was determined using a discounted cash flow analysis. Refer to Note 27, Acquisitions and dispositions, for additional details.
Tuscarora
In 2018, the Company recorded a goodwill impairment charge of $79 million pre-tax within the U.S. Natural Gas Pipelines segment. The fair value of the reporting unit was determined using a discounted cash flow analysis. This non-cash charge was recorded in Goodwill and other asset impairment charges in the Consolidated statement of income. As Tuscarora is a TC PipeLines, LP asset, the Company's share of this amount, after tax and net of non-controlling interests, was $15 million. The gross goodwill and accumulated impairment losses related to Tuscarora were US$82 million and US$59 million, respectively, on the Consolidated balance sheet at December 31, 2020 and 2019.